Derivatives Assets And Liabilities - Disclosure of detailed information about in derivative assets liabilities explanatory (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Derivative Financial Instruments Assets And Liabilities [Line Items]
Derivative financial assets liabilities net	$ 775	$ 185
Non-current derivative assets		162
Embedded Derivative [Member]
Disclosure Of Derivative Financial Instruments Assets And Liabilities [Line Items]
Derivative financial assets liabilities net	0	162
Non-current derivative assets	44	23
Currency derivative contract [Member]
Disclosure Of Derivative Financial Instruments Assets And Liabilities [Line Items]
Derivative financial assets liabilities net	$ 731	$ 0